Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Intangible assets

14. Intangible assets

		Other Intangible assets
	Goodwill	Capitalized software	Other intangible assets	Ongoing development costs	Total
Cost
At January 1, 2021	143,826	2,786	3,225	7,843	157,680
Additions	—	2,860	1,667	2,597	7,124
Scrapped	—	(245)	—	(165)	(410)
Reclassification	—	6,553	—	(6,553)	—
Exchange differences	(13,462)	(787)	(372)	(647)	(15,268)
At December 31, 2021	130,364	11,167	4,520	3,075	149,126
Additions	—	1,961	1,628	800	4,389
Reclassification	—	2,223	—	(2,223)	—
Exchange differences	(17,460)	(1,530)	(653)	(438)	(20,081)
At December 31, 2022	112,904	13,821	5,495	1,214	133,434
Accumulated amortization
At January 1, 2021	—	(495)	(722)	—	(1,217)
Amortization charge	—	(1,420)	(780)	—	(2,200)
Exchange differences	—	109	107	—	216
At December 31, 2021	—	(1,806)	(1,395)	—	(3,201)
Amortization charge	—	(2,101)	(976)	—	(3,077)
Exchange differences	—	315	217	—	532
At December 31, 2022	—	(3,592)	(2,154)	—	(5,746)
Cost, net accumulated amortization
At December 31, 2021	130,364	9,361	3,125	3,075	145,925
At December 31, 2022	112,904	10,229	3,341	1,214	127,688

Goodwill is in its entirely related to the acquisition of Cereal Base CEBA AB in 2016.

14.1. Test of goodwill impairment

The CEO assesses the operating performance based on the Group’s three operating segments: EMEA, Americas and Asia. Goodwill is monitored by the CEO at the level of the three operating segments. The goodwill existing as at December 31, 2022 and 2021 is entirely attributable to EMEA.

The Group tests whether goodwill has suffered any impairment on an annual basis. For the 2022 and 2021 reporting period, the recoverable amount of the cash-generating unit (“CGU”) was determined based on a value in use calculation, which requires the use of assumptions. The calculations use cash flow projections based on financial budgets approved by Management covering a five-year period.

Cash flows beyond the five-year period are extrapolated using an estimated growth rate of 2.0% (2021: 2.0%). The growth rate is consistent with forecasts included in industry reports specific to the industry in which the CGU operates. The pre-tax discount rate used is 10.6% (2021: 12.6%).

The following are key assumptions used in value in use calculations:

•
Long-term EBITDA margin
•
Long-term growth rate
•
Pre-tax discount rate

Management has determined the values assigned to each of the above key assumptions as follows:

•
Long-term EBITDA margin: Based on past performance and management’s expectations for the future when continuing to scale the business.
•
Long-term growth rate: This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.
•
Pre-tax discount rate: Reflect specific risks relating to the relevant segment and the countries in which they operate.

The residual value exceeds the carrying amount of goodwill.

Sensitivity analysis

The recoverable amount would equal the carrying amount if the pre-tax discount rate increased by 3.6 percentage points or if the long-term EBITDA margin decreased by 5.9 percentage points.